Expense Example - FidelityInvestmentGradeBondFund-RetailPRO - FidelityInvestmentGradeBondFund-RetailPRO - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555